Long-Term Debt (Details 6) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2008 USD ($) item	Feb. 21, 2011 USD ($)	Jan. 24, 2011 USD ($)
Credit Facilities Summary Table
Remaining borrowing availability	$ 0
Net Income	$ 117,016	$ (3,920)	$ 37,523
Weighted average interest rate on long-term borrowings (as a percent)	2.40%	2.50%	2.70%
Interest paid	$ 71,800	$ 83,000	$ 92,900
Interest cost incurred	70,400	80,000	91,200
Interest expense recognized	70,397	$ 79,980	$ 91,185
January 2011 Credit Facility
Credit Facilities Summary Table
Aggregate exit fee payable on the common maturity date	25,000
Outstanding Principal Amount	274,300
RBS | January 2011 Credit Facility
Credit Facilities Summary Table
Outstanding Principal Amount	69,900
Maximum borrowing capacity under credit facility						$ 100,000
RBS | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	667,100
Aegean Baltic Bank HSH Nordbank Piraeus Bank | January 2011 Credit Facility
Credit Facilities Summary Table
Outstanding Principal Amount	69,600					23,750
Maximum borrowing capacity under credit facility						123,800
Aegean Baltic Bank HSH Nordbank Piraeus Bank | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	627,800
Credit Agricole | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	136,700
Deutsche Bank | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	169,900
Credit Suisse | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	199,400
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece-Sequoia
Credit Facilities Summary Table
Maximum borrowing capacity under credit facility				$ 253,200
Number of subsidiaries which issued put option in respect of preference shares | item				4
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece-Sequoia | January 2011 Credit Facility
Credit Facilities Summary Table
Maximum borrowing capacity under credit facility						37,100
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece-Sequoia | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	229,000
Commerzbank-Credit Suisse-Golden Tree | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	258,100
HSH Nordbank | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	21,200
The Export-Import Bank of Korea (KEXIM) | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	8,200
The Export-Import Bank of Korea & ABN Amro | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	45,600
Club Facility | January 2011 Credit Facility
Credit Facilities Summary Table
Outstanding Principal Amount	50,400
Maximum borrowing capacity under credit facility						83,900
Citibank and Eurobank | January 2011 Credit Facility
Credit Facilities Summary Table
Outstanding Principal Amount	63,800
Maximum borrowing capacity under credit facility						$ 80,000
Sinosure CEXIM-Citi-ABN Amro Credit Facility
Credit Facilities Summary Table
Outstanding Principal Amount	122,000
Remaining borrowing availability	0
Maximum borrowing capacity under credit facility					$ 203,400
Sinosure CEXIM-Citi-ABN Amro Credit Facility | January 2011 Credit Facility
Credit Facilities Summary Table
Outstanding Principal Amount	122,000
ABN Amro Club Facility | January 2011 Credit Facility
Credit Facilities Summary Table
Outstanding Principal Amount	20,600
Investor Bank
Credit Facilities Summary Table
Net assets	0
Net Income	$ 0